UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2017 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 5.7%
BANKS 3.7%
GMAC Capital Trust I, 6.691%, due 2/15/40, Series 2 (TruPS) (FRN)	179,455	$4,611,993
Wells Fargo & Co., 8.00%, Series J	50,600	1,346,466
		5,958,459
BANKS—FOREIGN 1.0%
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)	60,981	1,569,651
INSURANCE 0.9%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 8.00%, due 2/15/42 (Netherlands)	30,000	771,000
MULTI-LINE—FOREIGN 0.2%
ING Groep N.V., 7.20% (Netherlands)	14,500	374,390
REINSURANCE—FOREIGN 0.2%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	13,467	347,449
TOTAL INSURANCE		1,492,839
PIPELINES 0.1%
NuStar Logistics LP, 7.625%, due 1/15/43	8,309	216,034
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$9,175,518)		9,236,983

	Principal Amount/Shares
PREFERRED SECURITIES—CAPITAL SECURITIES 80.0%
BANKS 23.6%
Bank of America Corp., 6.30%, Series DD	$370,000		396,825
Bank of America Corp., 8.00%, Series K	1,300,000		1,345,858
Bank of America Corp., 6.50%, Series Z	800,000		859,000
BankBoston Capital Trust IV, 1.551%, due 6/8/28 (FRN)	1,100,000		969,375
Capital One Financial Corp., 5.55%, Series E	1,050,000		1,073,499
Citigroup, 5.95%, Series Q	3,150,000		3,266,156
Citigroup, 6.125%, Series R	2,550,000		2,681,962
CoBank ACB, 6.25%, Series I	300,000		317,722
Farm Credit Bank of Texas, 10.00%, Series I	3,050	†	3,667,625
Goldman Sachs Group/The, 2.789%, due 10/28/27, Series GMTN (FRN)	2,600,000		2,648,831
Goldman Sachs Group/The, 5.70%, Series L	3,200,000		3,306,880

	Principal Amount/Shares	Value
Goldman Sachs Group/The, 5.375%, Series M	$1,150,000	$1,177,888
JPMorgan Chase & Co., 7.90%, Series I	4,575,000	4,717,969
JPMorgan Chase & Co., 5.30%, Series Z	2,050,000	2,114,677
PNC Financial Services Group, 6.75%	2,925,000	3,217,500
SunTrust Capital III, 1.613%, due 3/15/28, (FRN)	100,000	87,125
US Bancorp, 5.125%, Series I	1,215,000	1,260,563
Wells Fargo & Co., 7.98%, Series K	4,825,000	5,072,281
		38,181,736
BANKS—FOREIGN 21.8%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)(a)	1,050,000	1,115,994
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)	400,000	467,415
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	1,200,000	1,255,309
Barclays Bank PLC, 14.00%, Series RCI (GBP) (United Kingdom)	600,000	929,329
Barclays PLC, 6.625% (United Kingdom)	600,000	578,256
Barclays PLC, 7.875% (United Kingdom)	1,150,000	1,183,177
Barclays PLC, 8.25% (United Kingdom)	1,800,000	1,883,120
BNP Paribas SA, 7.625%, 144A (France)(a)	1,400,000	1,473,500
Credit Agricole SA, 8.125%, 144A (France)(a)	400,000	426,370
Credit Agricole SA, 8.375%, 144A (France)(a)	1,600,000	1,769,248
Credit Suisse Group AG, 7.125% (Switzerland)	800,000	809,160
DNB Bank ASA, 6.50% (Norway)	1,400,000	1,443,911
HSBC Holdings PLC, 6.875% (United Kingdom)	1,900,000	2,022,611
ING Groep N.V., 6.875% (Netherlands)	400,000	403,620
Rabobank Nederland, 8.40% (Netherlands)	900,000	923,485
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	3,800,000	4,460,250
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	1,000,000	972,500
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)	2,000,000	2,070,000
Skandinaviska Enskilda Banken AB, 5.75%, Series EMTN (Sweden)	400,000	401,150
SMFG Preferred Capital, 9.50%, 144A (Cayman Islands)(a)	3,705,000	4,058,287
Societe Generale SA, 7.375%, 144A (France)(a)	800,000	803,480
Societe Generale SA, 8.25%, Series EMTN (France)	1,200,000	1,251,000
Societe Generale SA, 8.875% (GBP) (France)	100,000	134,610
Standard Chartered PLC, 7.50%, 144A (United Kingdom)(a)	600,000	603,600
Swedbank AB, 6.00% (Sweden)	1,400,000	1,414,053
UBS AG, 7.25%, due 2/22/22, Series EMTN (Switzerland)	200,000	200,615
UBS Group AG, 6.875% (Switzerland)	200,000	205,766

	Principal Amount/Shares	Value
UBS Group AG, 7.125% (Switzerland)	$800,000	$827,012
UBS Group AG, 7.125% (Switzerland)	1,200,000	1,245,474
		35,332,302
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.5%
Southern California Edison Co., 6.25%, Series E	700,000	772,800
REGULATED ELECTRIC 0.8%
Southern Co./The, 5.50%, due 3/15/57, Series B	1,250,000	1,294,781
TOTAL ELECTRIC		2,067,581
FINANCIAL 6.8%
DIVERSIFIED FINANCIAL SERVICES 4.5%
Corestates Capital II, 1.672%, due 1/15/27, 144A (FRN)(a)	1,000,000	892,500
General Motors Financial Co, 2.573%, due 1/14/22 (FRN)	4,750,000	4,808,206
State Street Corp., 5.25%, Series F	1,600,000	1,662,000
		7,362,706
INVESTMENT BANKER/BROKER 2.3%
Charles Schwab Corp./The, 7.00%	1,250,000	1,426,875
Morgan Stanley, 5.55%, Series J	2,250,000	2,311,875
		3,738,750
TOTAL FINANCIAL		11,101,456
INDUSTRIALS—DIVERSIFIED MANUFACTURING 4.4%
General Electric Co., 5.00%, Series D	6,782,000	7,061,758
INSURANCE 15.6%
LIFE/HEALTH INSURANCE 3.2%
MetLife, 5.25%, Series C	2,390,000	2,449,750
Metropolitan Life Global Funding I, 1.75%, due 12/19/18, 144A(a)	1,200,000	1,199,429
Prudential Financial, 8.875%, due 6/15/38	1,327,000	1,436,477
		5,085,656
LIFE/HEALTH INSURANCE—FOREIGN 5.8%
Aegon NV, 2.29%, ($100 Par Value) (FRN) (Netherlands)	150,000	114,471
Cloverie PLC for Zurich Insurance Co. Ltd., 8.25% (Ireland)	2,000,000	2,106,100
CNP Assurances, 7.50% (France)	1,200,000	1,280,250
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)(a)	1,765,000	1,997,759
Friends Life Holdings PLC, 7.875% (United Kingdom)	1,311,000	1,415,880
ING Capital Funding Trust III, 4.598%, Series 9 (FRN) (Netherlands)	1,400,000	1,391,250

	Principal Amount/Shares	Value
La Mondiale Vie, 7.625% (France)	$1,050,000	$1,129,118
		9,434,828
MULTI-LINE 1.9%
Hartford Financial Services Group/The, 8.125%, due 6/15/68	2,843,000	3,049,118
MULTI-LINE—FOREIGN 1.2%
Aviva PLC, 8.25% (United Kingdom)	1,050,000	1,096,599
AXA SA, 6.463%, 144A (France)(a)	900,000	903,942
		2,000,541
PROPERTY CASUALTY 1.8%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	1,500,000	1,455,000
ZFS Finance USA Trust V, 6.50%, due 5/9/37, 144A(a)	1,500,000	1,507,500
TOTAL PROPERTY CASUALTY		2,962,500
REINSURANCE—FOREIGN 1.7%
Aquarius + Investments PLC, 6.375%, due 9/1/24 (Ireland)	1,000,000	1,067,625
Aquarius + Investments PLC, 8.25% (Ireland)	1,500,000	1,605,000
		2,672,625
TOTAL INSURANCE		25,205,268
MATERIAL—METALS & MINING 0.8%
BHP Billiton Finance USA Ltd., 6.25%, due 10/19/75, 144A (Australia)(a)	1,200,000	1,312,800
REAL ESTATE 4.1%
DIVERSIFIED 3.1%
VEREIT, 3.00%, due 8/1/18, (Convertible)	3,700,000	3,683,812
Vornado Realty LP, 2.50%, due 6/30/19	1,345,000	1,351,573
		5,035,385
OFFICE 0.7%
Boston Properties LP, 5.875%, due 10/15/19	1,000,000	1,089,357
SHOPPING CENTERS—FREE STANDING 0.3%
Tanger Properties LP, 6.125%, due 6/1/20	442,000	489,029
TOTAL REAL ESTATE		6,613,771
UTILITIES 1.6%
ELECTRIC UTILITIES 0.6%
Emera US Finance LP, 2.15%, due 6/15/19	1,000,000	999,738

	Principal Amount/Shares	Value
ELECTRIC UTILITIES—FOREIGN 1.0%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)	$645,000	$706,275
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	800,000	914,000
TOTAL ELECTRIC UTILITIES—FOREIGN		1,620,275
TOTAL UTILITIES		2,620,013
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$128,265,000)		129,496,685

	Principal Amount
CORPORATE BONDS 10.3%
BANKS—FOREIGN 0.6%
HSBC Holdings PLC, 2.65%, due 1/5/22 (United Kingdom)	$1,000,000	981,818
ELECTRIC—REGULATED ELECTRIC 0.3%
Southern Co./The, 2.15%, due 9/1/19	500,000	500,750
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.3%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19	390,000	386,711
INSURANCE—PROPERTY CASUALTY—FOREIGN 0.3%
XLIT Ltd., 2.30%, due 12/15/18 (Cayman Islands)	500,000	503,015
INTEGRATED TELECOMMUNICATIONS SERVICES 1.6%
AT&T, 5.20%, due 3/15/20	2,037,000	2,196,027
Telecom Italia Capital SA, 6.999%, due 6/4/18 (Italy)	400,000	426,000
		2,622,027
REAL ESTATE 7.2%
DIVERSIFIED 1.8%
National Retail Properties, 6.875%, due 10/15/17	850,000	880,139
Select Income REIT, 2.85%, due 2/1/18	2,059,000	2,066,715
		2,946,854
FINANCE 2.5%
iStar Financial, 4.00%, due 11/1/17	1,650,000	1,662,375
VEREIT Operating Partnership LP, 3.00%, due 2/6/19	1,000,000	1,003,180

	Principal
	Amount	Value
VEREIT Operating Partnership LP, 4.125%, due 6/1/21	$1,350,000	$1,376,730
		4,042,285
HEALTH CARE—HEALTH CARE 0.5%
Welltower, due 1/15/21	750,000	808,778
OFFICE 0.3%
Boston Properties LP, due 11/15/20	343,000	378,477
SHOPPING CENTERS 2.1%
COMMUNITY CENTER 1.8%
DDR Corp., 7.875%, due 9/1/20	1,750,000	2,038,491
Kimco Realty Corp., 6.875%, due 10/1/19	750,000	842,995
		2,881,486
FREE STANDING 0.3%
Realty Income Corp., 6.75%, due 8/15/19	500,000	558,630
TOTAL SHOPPING CENTERS		3,440,116
TOTAL REAL ESTATE		11,616,510
TOTAL CORPORATE BONDS (Identified cost—$16,637,247)		16,610,831

		Number
		of Shares
SHORT-TERM INVESTMENTS 3.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.42%(b)		5,900,000	5,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,900,000)			5,900,000
TOTAL INVESTMENTS (Identified cost—$159,977,765)	99.6%		161,244,499
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		684,249
NET ASSETS	100.0%		$161,928,748

Forward foreign currency exchange contracts outstanding at January 31, 2017 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	432,010	USD	456,222	2/2/17	$(10,133)
Brown Brothers Harriman	GBP	229,249	USD	283,383	2/2/17	(5,012)
Brown Brothers Harriman	GBP	616,091	USD	770,908	2/2/17	(4,134)
Brown Brothers Harriman	USD	466,778	EUR	432,010	2/2/17	(423)
Brown Brothers Harriman	USD	1,063,311	GBP	845,340	2/2/17	126
Brown Brothers Harriman	EUR	433,994	USD	469,352	3/2/17	374
Brown Brothers Harriman	GBP	845,708	USD	1,064,175	3/2/17	(241)
						$(19,443)

The total amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the nine months ended January 31, 2017.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $24,893,659 or 15.4% of the net assets of the Fund, of which 0.0% are illiquid.

(b)    Rate quoted represents the annualized seven-day yield of the fund.

†            Represents shares.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/ or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of January 31, 2017.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value	$9,236,983	$9,236,983	$—	$—
Preferred Securities - Capital Securities	129,496,685	—	129,496,685	—
Corporate Bonds	16,610,831	—	16,610,831	—
Short-Term Investments	5,900,000	—	5,900,000	—
Total Investments(a)	$161,244,499	9,236,983	$152,007,516	$—
Forward foreign currency exchange contracts	$500	$—	$500	$—
Total Appreciation in Other Financial Instruments(a)	$500	$—	$500	$—
Forward foreign currency exchange contracts	$(19,943)	$—	$(19,943)	$—
Total Depreciation in Other Financial Instruments(a)	$(19,943)	$—	$(19,943)	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of January 31, 2017:

Forward foreign currency exchange contracts $ (19,443)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3. Income Tax Information

As of January 31, 2017, the federal tax cost and unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$159,977,765
Gross unrealized appreciation	$1,690,358
Gross unrealized depreciation	(423,624)
Net unrealized appreciation (depreciation)	$1,266,734

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: March 29, 2017